Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Schedule of Underwriting Results of Operating Segments
The following tables summarize the underwriting results of the Company’s operating segments:

Three Months Ended March 31, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$606,608	$39,534	$—	$646,142

Net premium written	527,999	39,486	—	567,485
Change in unearned premiums	(200,779)	(8,854)	—	(209,633)
Net earned premium	327,220	30,632	—	357,852
Ceding commission income - primarily related party	5,370	—	—	5,370
Service and fee income	21,673	15,033	—	36,706

Underwriting expenses:
Loss and loss adjustment expense	209,430	15,917	—	225,347
Acquisition and other underwriting expenses	55,773	18,600	—	74,373
General and administrative	63,521	12,678	—	76,199
Total underwriting expenses	328,724	47,195	—	375,919
Underwriting income (loss)	25,539	(1,530)	—	24,009
Net investment income	—	—	9,214	9,214
Net realized gains (losses)	—	—	—	—
Bargain purchase gain and other revenue	—	—	7	7
Equity in earnings of unconsolidated subsidiaries	—	—	1,123	1,123
Interest expense	—	—	(593)	(593)
Provision for income taxes	—	—	(7,336)	(7,336)
Net income attributable to non-controlling interest	—	—	(32)	(32)
Net income (loss) attributable NGHC	$25,539	$(1,530)	$2,383	$26,392

Three Months Ended March 31, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$350,298	$7,315	$—	$357,613

Net premium written	165,206	7,310	—	172,516
Change in unearned premiums	(20,359)	(1)	—	(20,360)
Net earned premium	144,847	7,309	—	152,156
Ceding commission income - primarily related party	25,257	—	—	25,257
Service and fee income	21,050	6,212	—	27,262

Underwriting expenses:
Loss and loss adjustment expense	95,973	7,229	—	103,202
Acquisition and other underwriting expenses	25,681	4,529	—	30,210
General and administrative	63,825	2,984	—	66,809
Total underwriting expenses	185,479	14,742	—	200,221
Underwriting income (loss)	5,675	(1,221)	—	4,454
Net investment income	—	—	6,473	6,473
Net realized gains	—	—	1,698	1,698
Bargain purchase gain and other revenue	—	—	16	16
Equity in losses of unconsolidated subsidiaries	—	—	(811)	(811)
Interest expense	—	—	(343)	(343)
Provision for income taxes	—	—	(3,771)	(3,771)
Net income attributable to non-controlling interest	—	—	(44)	(44)
Net income (loss) attributable NGHC	$5,675	$(1,221)	$3,218	$7,672

The following tables summarize the financial position of the Company's operating segments as of March 31, 2014 and December 31, 2013:

March 31, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$662,388	$21,676	$—	$684,064
Prepaid reinsurance premiums	57,570	—	—	57,570
Reinsurance recoverable on unpaid losses	924,344	3,131	—	927,475
Deferred commission and other acquisition costs	97,841	1,252	—	99,093
Goodwill and intangible assets, net	91,993	73,755	—	165,748
Corporate and other assets	—	—	1,488,124	1,488,124
Total	$1,834,136	$99,814	$1,488,124	$3,422,074

December 31, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$434,433	$14,819	$—	$449,252
Prepaid reinsurance premiums	50,878	—	—	50,878
Reinsurance recoverable on unpaid losses	950,828	—	—	950,828
Deferred commission and other acquisition costs	59,048	1,064	—	60,112
Goodwill and intangible assets, net	93,769	63,146	—	156,915
Corporate and other assets	—	—	1,169,530	1,169,530
Total	$1,588,956	$79,029	$1,169,530	$2,837,515

Revenue from External Customers by Geographic Areas
The following table shows an analysis of the Company's gross and net premiums written and net premiums earned by geographical location for the three months ended March 31, 2014 and 2013:

Three Months Ended March 31,	2014	2013
Gross premiums written - North America	$615,911	$357,613
Gross premiums written - other (predominantly Europe)	30,231	—
Net premiums written - North America	410,135	108,635
Net premiums written - other (predominantly Bermuda)	157,350	63,881
Net premiums earned - North America	209,346	88,275
Net premiums earned - other (predominantly Bermuda)	148,506	63,881